Other investments (Details) $ in Thousands			12 Months Ended
	Oct. 31, 2022 JPY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other investments (Details) [Line Items]
Investment cash consideration			$ 3		$ 33,126
Fair value gain from investment			(12,958)	(12,363)	$ 4,909
Exchange market (in Yen) | ¥	¥ 364,148
Investment Fund One [Member]
Other investments (Details) [Line Items]
Investment cash consideration		$ 15,000	7,044
Investment fund redemption notice period		1 month
Fair value gain from investment			5,543	6,598
Investment Fund Two [Member]
Other investments (Details) [Line Items]
Investment cash consideration		$ 17,100	4,643
Investment fund redemption period		3 years
Fair value loss from investment			$ 7,415	$ 5,766